OPERATING LEASE (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING LEASE RIGHT OF USE ASSET

The following table provides a reconciliation of the carrying amounts of operating lease right-of-use assets for the years ended June 30, 2024 and 2025:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Carrying value at the beginning of the year	1,296,817	1,135,699	7,878
Addition	216,387	705,375	4,893
Transfer to sub-leasing	(169,819)	(191,963)	(1,332)
Depreciation expense of right-of-use assets	(188,520)	(150,145)	(1,041)
Modification	(19,166)	(649,995)	(4,509)
Carrying value at the end of the year	1,135,699	848,971	5,889

SCHEDULE OF OPERATING LEASE LIABILITIES

The Company recognizes operating lease liabilities in accordance with IFRS 16, which are measured at the present value of future lease payments. The following table provides a reconciliation of the carrying amounts of operating lease liabilities for the years ended June 30, 2024 and 2025:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	1,485,854	1,397,835	9,696
Addition	211,103	699,635	4,852
Interest expense accrued	13,262	9,320	65
Payments of lease liabilities	(293,116)	(333,966)	(2,316)
Modification	(19,268)	(660,234)	(4,580)
Balance at the end of the year	1,397,835	1,112,590	7,717

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

The following is a schedule of future minimum lease payments under operating lease agreements as of June 30, 2025:

Years ending June 30,	JPY’000
2026	383,364
2027	300,263
2028	170,111
2029	113,572
2030 and thereafter	166,600
Total undiscounted lease payments	1,133,910
Less: imputed interest	(21,320)
Present value of operating lease liabilities	1,112,590

SCHEDULE OF PROFIT AND LOSS AND COMPREHENSIVE INCOME

The following are the amounts recognized in consolidated statements of profit or loss and comprehensive income:

	As of June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Depreciation expense of operating lease right-of-use assets	167,206	188,520	150,145	1,041
Interest expense on operating lease liabilities	13,020	13,262	9,320	65
Expenses relating to short-term leases and low-value leases	10,082	8,278	7,392	51
Gain from lease modification or termination	—	(102)	(10,239)	(71)